Description of Business - Additional Information (Detail) (GungHo Online Entertainment Incorporated)	Jun. 30, 2008	Apr. 01, 2008
GungHo Online Entertainment Incorporated
Variable Interest Entity [Line Items]
Business acquisition, percent of voting right	6.92%	52.39%